Related Party Transactions (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 465,600,000	$ 185,800,000	$ 94,100,000
Due to Related Parties, Current		16,700,000
Allocation to Operating Subsidiaries of Expenses Directly Attributable, percent		100.00%
Expenses allocated to the Operating Subsidiaries from the Company		2,300,000
Manager and management fee		10.00%
Number of preceeding calendar years		3
Management fee		5,996,000
Incentive fee	300,000
Distributions on RCS Holdings Class A Units Entitled to RCS Holdings LTIP Units		10.00%
Fraction of LTIP to Vest on a Yearly Basis, beginning on the third anniversary of the commencement date		33.30%
Recognition Period for the OPP Fair Value, beginning on the grant date		3 years
Number of Year Zero Coupon Bonds		2 years 4 months 24 days
American Realty Capital [Member]
Related Party Transaction [Line Items]
Revenue from related parties		713,500,000	257,300,000	140,800,000
Less: intercompany receivables		48,400,000	2,700,000
Parent [Member]
Related Party Transaction [Line Items]
Allocated operating expenses		3,500,000
Allocated operating expenses payable		300,000
American National Stock Transfer [Member]
Related Party Transaction [Line Items]
Transfer agency services agreement term		10 years
OPP Award [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Percentage	33.30%
Outperformance agreement, performance term		3 years
Grant date fair value		3,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.55%
Expected dividend rate		3.60%
Expected volatility rate		30.00%
Equity-based outperformance plan		500,000
Incentive Fee Benchmark One [Member] | Manager [Member]
Related Party Transaction [Line Items]
Calculated incentive fee percentage, of the difference in product and core earnings		20.00%
Incentive Fee Benchmark Two [Member] | Manager [Member]
Related Party Transaction [Line Items]
Percentage fee for incentive calculation		8.00%
Common Class A [Member] | Other Affiliates [Member]
Related Party Transaction [Line Items]
Affilate ownership percentage		2.06%
ARC Advisory Services, LLC [Member]
Related Party Transaction [Line Items]
Available-for-sale Securities, Amortized Cost Basis		8,500,000
Trading Securities, Short-term Investments, Amortized Cost		$ 5,900,000
RCAP Holdings, LLC [Member]
Related Party Transaction [Line Items]
Decrease in Voting Power of Related Party, shares		3